Intangible assets and goodwill (Tables)	6 Months Ended
Jun. 30, 2026
Intangible assets and goodwill.
Schedule of intangible assets and goodwill

	Computer		Brand	Customer
	software	Trademark	name	relationship	Goodwill	Total
For the six-month ended June 30, 2025
At beginning of the period	160	—	—	—	16,735	16,895
Business combination – merger transaction	87	—	2,060	1,100	36,401	39,648
Additions	92	—	—	—		92
Amortization	(104)	—	(150)	(65)	—	(319)
At end of the period (unaudited)	235	—	1,910	1,035	53,136	56,316

For the six-month ended June 30, 2026
At beginning of the period	372	—	1,652	925	53,136	56,085
Additions	151	—	—	—	—	151
Amortization	(9)	—	(258)	(110)	—	(377)
Currency exchange difference	(3)	—	—	—	—	(3)
At end of the period (unaudited)	511	—	1,394	815	53,136	55,856